Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Income

The operating income is broken down in the following manner:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Revenues	202	—	—
Research tax credit	5,685	7,228	9,330
Subsidies	279	303	271
Other operating income	—	1,554	2,308

Total	6,166	9,084	11,909